SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (INCOME TAXES) (NARRATIVE) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Valuation allowance	$ 246.0	$ 294.8	$ 766.9	$ 938.4